UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3274
Money Market Portfolio
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                  SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

FORM N-Q

MARCH 31, 2005

MONEY MARKET PORTFOLIO
Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCY OBLIGATION - 4.6%
$15,000,000	Federal Home Loan Discount Note matures 4/8/05
	(Cost - $14,992,213)	2.71%	$14,992,213
COMMERCIAL PAPER - 90.2%
5,520,000	American Express Credit Corp. matures 4/11/05	2.76	5,515,829
8,050,000	American Honda Finance Corp. matures 4/26/05	2.75	8,034,906
4,865,000	Atomium Funding Corp. matures 4/5/05	2.70	4,863,568
16,500,000	BMW U.S. Capital Corp. matures 4/27/05	2.80	16,467,110
9,100,000	Bank of Ireland matures 4/11/05	2.76	9,093,124
15,000,000	Bank of America Corp. matures 4/20/05	2.66	14,979,338
16,100,000	Bryant Park Funding LLC matures 4/12/05	2.79	16,086,472
9,395,000	Coca-Cola Co. matures 4/7/05	2.69	9,390,851
16,300,000	Coca-Cola Enterprises Inc. matures 4/22/05	2.80	16,273,852
15,309,000	Gannet Co., Inc. matures 4/5/05	2.79	15,304,322
13,863,000	Goldman Sachs Group, Inc. matures 4/13/05	2.74	13,850,523
8,999,000	Hannover Funding Co. LLC matures 4/19/05	2.84	8,986,401
16,561,000	ING U.S. Funding LLC mature 4/12/05 to 4/14/05	2.73 to 2.77	16,546,142
16,000,000	Lake Constance Funding LLC matures 4/27/05	2.84	15,967,760
16,089,000	Morgan Stanley matures 4/18/05	2.80	16,068,071
16,000,000	Prudential Funding LLC matures 4/25/05	2.82	15,970,453
15,000,000	Shell Finance (UK) PLC matures 4/11/05	2.76	14,988,667
16,000,000	Societe Generale N.A. matures 4/4/05	2.64	15,996,540
8,232,000	Stanfield Victoria Funding matures 4/1/05	2.91	8,232,000
15,840,000	Toronto Dominion Bank matures 4/8/05	2.67	15,840,000
10,766,000	Toyota Motor Credit Corp. mature 4/6/05 to 4/14/05	2.70 to 2.77	10,761,550
10,001,000	UBS Finance (Delaware) LLC matures 4/1/05	2.87	10,001,000
16,474,000	Victory Receivables Corp. matures 4/26/05	2.86	16,441,853
	TOTAL COMMERCIAL PAPER
	(Cost - $295,660,332)		295,660,332
CERTIFICATE OF DEPOSIT - 4.9%
16,000,000	Canadian Imperial Bank of Commerce matures 4/21/05
	(Cost - $16,000,000)	2.75	16,000,000
	TOTAL INVESTMENTS - 99.7% (Cost - $326,652,545*)		326,652,545
	Other Assets in Excess of Liabilities - 0.3%		927,364
	TOTAL NET ASSETS - 100.0%		$327,579,909

* Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Money Market Portfolio (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value.  This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

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ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Money Market Portfolio

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005